Inventories - Summary of Inventories (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Consumables and spares	₨ 833	₨ 609
Total	₨ 833	₨ 609